Other Liabilities	12 Months Ended
Oct. 31, 2023
Disclosure of financial liabilities [abstract]
Other Liabilities
NOTE 18:  OTHER LIABILITIES

Other Liabilities
(millions of Canadian dollars)		As at
	October 31 2023	October 31 2022
Accounts payable, accrued expenses, and other items 1	$8,408	$5,040
Accrued interest	4,421	1,870
Accrued salaries and employee benefits	4,993	4,100
Cheques and other items in transit	2,241	2,116
Current income tax payable	162	151
Deferred tax liabilities	204	236
Defined benefit liability (Note 23)	1,244	1,286
Lease liabilities 2	5,050	5,313
Liabilities related to structured entities	17,520	12,120
Provisions (Note 26)	3,421	1,320
Total	$47,664	$33,552

1	Includes liabilities related to disposal groups classified as held-for-sale in connection with the Cowen acquisition. Refer to Note 13 for further details.
2	Refer to Note 26 for lease liability maturity and lease payment details.